Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Reinsurance Transactions [line items]
Ceded to other companies	€ 16,021	€ 16,608
Net insurance revenue & insurance service expenses	51	160
Net income / (expenses) on reinsurance held	325	182
Life insurance in force [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	874,615	813,550
Ceded to other companies	(351,356)	(366,577)
Assumed from other companies	258,407	273,421
Net amount	€ 781,666	€ 720,394
% of amount assumed to net	33.00%	38.00%
Life [member]
Disclosure of Reinsurance Transactions [line items]
Net insurance revenue & insurance service expenses	€ (440)	€ (121)
Net income / (expenses) on reinsurance held	368	221
Non life [member]
Disclosure of Reinsurance Transactions [line items]
Net insurance revenue & insurance service expenses	491	281
Net income / (expenses) on reinsurance held	€ (43)	€ (39)